Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000253559
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic Fixed Income ETF
Class Name	3EDGE Dynamic Fixed Income ETF
Trading Symbol	EDGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the 3EDGE Dynamic Fixed Income ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-fixed-income-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-fixed-income-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic Fixed Income ETF	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 526,376,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,073
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$526,376	10	$1,073	70%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	19.9%
Exchange-Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF, Cl 3	22.6%
Global X 1-3 Month T-Bill ETF, Cl 3	21.0%
iShares 0-3 Month Treasury Bond ETF, Cl 3	19.6%
Goldman Sachs Access Treasury 0-1 Year ETF	17.1%
Vanguard Intermediate-Term Treasury ETF	5.8%
iShares TIPS Bond ETF	4.8%
State Street SPDR Portfolio TIPS ETF	4.4%
State Street SPDR Portfolio Intermediate Term Treasury ETF	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-fixed-income-etf
C000253560
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic Hard Assets ETF
Class Name	3EDGE Dynamic Hard Assets ETF
Trading Symbol	EDGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the 3EDGE Dynamic Hard Assets ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-hard-assets-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-hard-assets-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic Hard Assets ETF	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 136,124,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 496
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$136,124	9	$496	139%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	7.7%
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sprott Physical Gold Trust	22.5%
Harbor Commodity All Weather Strategy ETF	22.2%
USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	22.2%
Sprott Physical Gold and Silver Trust	10.1%
iShares 0-5 Year TIPS Bond ETF, Cl 5	9.3%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	9.1%
Vanguard Short-Term Inflation-Protected Securities ETF	4.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-hard-assets-etf
C000253561
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic International Equity ETF
Class Name	3EDGE Dynamic International Equity ETF
Trading Symbol	EDGI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the 3EDGE Dynamic International Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-international-equity-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-international-equity-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic International Equity ETF	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 31,462,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 524
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,462	14	$524	95%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	15.9%
Exchange-Traded Funds	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Select International Equity ETF	22.6%
SEI Select Emerging Markets Equity ETF	14.3%
Innovator International Developed 10 Buffer ETF	11.7%
SPDR MSCI ACWI ex-US ETF	10.0%
JPMorgan BetaBuilders Japan ETF	9.2%
Innovator Emerging Markets Power Buffer ETF	8.8%
SPDR EURO STOXX 50 ETF	8.1%
iShares MSCI Germany ETF	6.0%
iShares MSCI Japan Small-Capital ETF	2.8%
iShares MSCI Europe Small-Capital ETF	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-international-equity-etf
C000253562
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic US Equity ETF
Class Name	3EDGE Dynamic US Equity ETF
Trading Symbol	EDGU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the 3EDGE Dynamic US Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-us-equity-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-us-equity-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic US Equity ETF	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 60,053,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 166
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$60,053	15	$166	28%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	38.8%
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street Technology Select Sector SPDR ETF	19.3%
Avantis U.S. Small Capital Value ETF	15.5%
State Street Energy Select Sector SPDR ETF	10.5%
State Street Financial Select Sector SPDR ETF	9.8%
State Street Communication Services Select Sector SPDR ETF	8.8%
State Street Health Care Select Sector SPDR ETF	7.4%
State Street Consumer Discretionary Select Sector SPDR ETF	7.3%
State Street Industrial Select Sector SPDR ETF	6.8%
Invesco QQQ Trust Series 1	4.9%
State Street Consumer Staples Select Sector SPDR ETF	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-us-equity-etf